Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 9,832	$ 7,953	$ 9,495
Recorded Investment with no Allowance	5,565	3,326	7,469
Recorded Investment with Allowance	2,317	3,847	1,262
Total Recorded Investment	7,882	7,173	8,731
Related Allowance	244	729	389
Average Recorded Investment	7,573	8,902	9,063
Interest Income Recognized	123	312	309
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,352	5,476	6,541
Recorded Investment with no Allowance	1,329	1,690	5,832
Recorded Investment with Allowance	399	3,354	301
Total Recorded Investment	1,728	5,044	6,133
Related Allowance	74	705	299
Average Recorded Investment	2,884	6,609	5,972
Interest Income Recognized	52	241	230
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	4,826	796	1,265
Recorded Investment with no Allowance	3,117	600	670
Recorded Investment with Allowance	1,566	21	393
Total Recorded Investment	4,683	621	1,063
Related Allowance	151		64
Average Recorded Investment	3,213	786	1,420
Interest Income Recognized	14	10	18
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,654	1,681	1,689
Recorded Investment with no Allowance	1,119	1,036	967
Recorded Investment with Allowance	352	472	568
Total Recorded Investment	1,471	1,508	1,535
Related Allowance	19	24	26
Average Recorded Investment	1,476	1,507	1,671
Interest Income Recognized	$ 57	$ 61	$ 61